Consolidated Statements of Cash Flows (Unaudited) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net income (loss)	€ (679)	€ (65)
Adjustments to reconcile net income (loss) to net cash generated by (used in) operating activities:
Depreciation and amortization	672	591
Change in warrants fair value	(545)	(1,421)
Other Non-cash compensation	152	217
Change in allowances for doubtful accounts & slow-moving inventories	114	89
Change in long-term provisions	188	53
Net capital loss on disposals of assets	19	24
Deferred tax expense/(benefit) 6	(89)	(40)
Operating cash flow	(168)	(551)
Increase/Decrease in operating assets and liabilities:
Decrease/(Increase) in trade accounts and notes and other receivables	(393)	(644)
Decrease/(Increase) in inventories	(413)	(361)
Decrease/(Increase) in other assets	(717)	(1,033)
(Decrease)/Increase in trade accounts and notes payable	308	(708)
(Decrease)/Increase in accrued expenses, other current liabilities	425	(357)
Net increase/decrease in operating assets and liabilities	(790)	(3,103)
Net cash generated by (used in) operating activities	(958)	(3,654)
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(676)	(438)
Net proceeds from sale of leased back assets	139
Acquisitions of property and equipment	(282)	(251)
Acquisitions of intangible assets	(260)	(12)
Decrease/(Increase) in deposits and guarantees	(33)	(9)
Net cash generated by (used in) investing activities	(1,111)	(710)
Cash flow from financing activities:
Proceeds from capital increase		548
Proceeds from stock-option exercise		115
Proceeds from long term borrowings, net of financing costs	400	802
Repayment of long term borrowings	(224)	(144)
Repayment of obligations under capital leases	(113)	(117)
Increase/(decrease) in bank overdrafts and short-term borrowings	(617)	(378)
Net cash generated by (used in) financing activities	(554)	826
Net effect of exchange rate changes on cash and cash equivalents	(179)	104
Net increase (decrease) in cash and cash equivalents	(2,802)	(3,435)
Cash and cash equivalents at beginning of year	20,004	21,989
Cash and cash equivalents at end of period	€ 17,203	€ 18,554